AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 98.2%
Communication Services - 6.4%
Auto Trader Group PLC (United Kingdom)[1]	184,910	$2,149,613
Baltic Classifieds Group PLC (Lithuania)	322,650	1,307,042
CAR Group Ltd. (Australia)	30,464	787,994
Hemnet Group AB (Sweden)	51,770	1,905,466
Internet Initiative Japan, Inc. (Japan)	86,250	1,819,652
IPSOS S.A. (France)	14,930	939,660

Total Communication Services		8,909,427
Consumer Discretionary - 8.8%
ABC-Mart, Inc. (Japan)	128,600	2,733,102
Arcos Dorados Holdings, Inc., Class A (Uruguay)	127,310	1,110,143
CIE Automotive, S.A. (Spain)	31,117	895,035
Dalata Hotel Group PLC (Ireland)	454,516	2,076,096
Games Workshop Group PLC (United Kingdom)	11,280	1,622,784
JUMBO SA (Greece)	76,280	2,184,807
KOMEDA Holdings Co., Ltd. (Japan)	78,750	1,517,559

Total Consumer Discretionary		12,139,526
Consumer Staples - 9.7%
Greencore Group PLC (Ireland)*	403,230	991,941
Kobe Bussan Co., Ltd. (Japan)	45,368	1,414,948
Rohto Pharmaceutical Co., Ltd. (Japan)	123,340	3,087,154
Sugi Holdings Co., Ltd. (Japan)	96,401	1,780,301
Tate & Lyle PLC (United Kingdom)	336,634	3,071,679
Viscofan, S.A. (Spain)	44,494	3,159,339

Total Consumer Staples		13,505,362
Energy - 2.3%
Pason Systems, Inc. (Canada)	86,150	849,110
Technip Energies, N.V. (France)	93,940	2,269,849

Total Energy		3,118,959
Financials - 11.6%
FinecoBank Banca Fineco S.P.A. (Italy)	66,133	1,134,972
Integral Corp. (Japan)	96,580	2,745,310
Nordnet AB publ (Sweden)[2]	72,307	1,737,961
Rakuten Bank, Ltd. (Japan)*	161,460	3,677,672
Ringkjoebing Landbobank A/S (Denmark)	17,320	2,728,136
St James's Place PLC (United Kingdom)	214,770	2,109,915
Steadfast Group, Ltd. (Australia)	481,053	1,882,964

Total Financials		16,016,930
Health Care - 7.2%
Ambu A/S, Class B (Denmark)*,2	93,530	1,832,849
Amplifon S.P.A. (Italy)	26,325	757,649
Craneware PLC (United Kingdom)	67,950	1,816,915
	Shares	Value

Nakanishi, Inc. (Japan)	64,690	$1,206,319
Siegfried Holding AG (Switzerland)	2,320	3,124,578
Tecan Group AG (Switzerland)	3,700	1,215,895

Total Health Care		9,954,205
Industrials - 25.2%
Ag Growth International, Inc. (Canada)	15,760	630,773
ALS, Ltd. (Australia)	184,280	1,826,858
Arcadis, N.V. (Netherlands)	21,290	1,476,190
Bodycote PLC (United Kingdom)	247,509	1,999,208
Daiei Kankyo Co., Ltd. (Japan)	144,850	3,155,882
Danieli & C Officine Meccaniche S.P.A. (Italy)[2]	33,240	1,035,196
Diploma PLC (United Kingdom)	19,710	1,171,658
DMG Mori Co., Ltd. (Japan)	130,480	2,783,168
HD Hyundai Marine Solution Co., Ltd. (South Korea)	9,240	736,582
Howden Joinery Group PLC (United Kingdom)	144,973	1,761,754
Interpump Group S.P.A. (Italy)	13,887	648,738
IPH, Ltd. (Australia)	418,290	1,751,903
Johns Lyng Group, Ltd. (Australia)[2]	241,822	621,150
Konecranes Oyj (Finland)	37,810	2,840,761
MEITEC Group Holdings, Inc. (Japan)	85,410	1,900,458
Nexans, S.A. (France)	11,170	1,639,580
Organo Corp. (Japan)	49,270	2,411,307
RENK Group AG (Germany)*	32,590	802,877
Rotork PLC (United Kingdom)	285,880	1,280,215
Saab AB, Class B (Sweden)[2]	32,220	686,625
SPIE, S.A. (France)	43,500	1,663,402
Timee, Inc. (Japan)*,2	87,370	798,777
Ventia Services Group Pty, Ltd. (Australia)	402,460	1,263,241

Total Industrials		34,886,303
Information Technology - 14.3%
Accton Technology Corp. (Taiwan)	94,770	1,585,659
Alten, S.A. (France)	10,160	1,135,823
Appier Group, Inc. (Japan)*	136,280	1,698,603
Azbil Corp. (Japan)	256,480	2,084,630
CyberArk Software, Ltd. (Israel)*	4,400	1,283,084
Finatext Holdings, Ltd. (Japan)*	141,950	1,061,994
Fortnox AB (Sweden)	193,600	1,203,178
Indra Sistemas, S.A. (Spain)	48,570	892,807
Nova, Ltd. (Israel)*	3,350	697,939
QT Group Oyj (Finland)*	18,200	1,888,326
Siltronic AG (Germany)[2]	14,530	1,107,545
Simplex Holdings, Inc. (Japan)	53,040	895,977

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 14.3% (continued)
Socionext, Inc. (Japan)	25,210	$501,445
Sopra Steria Group (France)	11,543	2,427,141
Yubico AB (Sweden)*,2	56,470	1,389,689

Total Information Technology		19,853,840
Materials - 4.9%
Acerinox, S.A. (Spain)	207,780	2,234,379
Imdex, Ltd. (Australia)[2]	466,020	759,577
LANXESS AG (Germany)	22,900	724,922
Osisko Gold Royalties, Ltd. (Canada)[2]	164,300	3,043,155

Total Materials		6,762,033
Real Estate - 5.5%
KDX Realty Investment Corp., REIT (Japan)	2,520	2,655,260
Merlin Properties Socimi SA, REIT (Spain)	175,660	2,226,653
The UNITE Group PLC, REIT (United Kingdom)	219,830	2,768,577

Total Real Estate		7,650,490
Utilities - 2.3%
Nippon Gas Co., Ltd. (Japan)	201,010	3,232,304

Total Common Stocks (Cost $105,953,544)		136,029,379

Principal Amount
Short-Term Investments - 2.0%
Joint Repurchase Agreements - 1.3%[3]
Cantor Fitzgerald Securities, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $1,000,139 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.408%, 05/01/26 - 08/20/74, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $753,067 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $768,024)	$752,965	$752,965

Total Joint Repurchase Agreements		1,752,965

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%[4]	402,094	402,094
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[4]	603,141	603,141

Total Other Investment Companies		1,005,235

Total Short-Term Investments (Cost $2,758,200)		2,758,200
Total Investments - 100.2% (Cost $108,711,744)		138,787,579
Other Assets, less Liabilities - (0.2)%		(275,773)
Net Assets - 100.0%		$138,511,806

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of this security amounted to $2,149,613 or 1.6% of net assets.
[2]	Some of these securities, amounting to $6,135,264 or 4.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,429,550	$33,456,753	—	$34,886,303
Information Technology	1,981,023	17,872,817	—	19,853,840
Financials	—	16,016,930	—	16,016,930
Consumer Staples	4,063,620	9,441,742	—	13,505,362
Consumer Discretionary	1,110,143	11,029,383	—	12,139,526
Health Care	1,816,915	8,137,290	—	9,954,205
Communication Services	3,212,508	5,696,919	—	8,909,427
Real Estate	—	7,650,490	—	7,650,490
Materials	3,043,155	3,718,878	—	6,762,033
Utilities	—	3,232,304	—	3,232,304
Energy	849,110	2,269,849	—	3,118,959
Short-Term Investments
Joint Repurchase Agreements	—	1,752,965	—	1,752,965
Other Investment Companies	1,005,235	—	—	1,005,235
Total Investments in Securities	$18,511,259	$120,276,320	—	$138,787,579

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2024, was as follows:
Country	% of Long-Term Investments
Australia	6.5
Canada	3.3
Denmark	3.4
Finland	3.5
France	7.4
Germany	1.9
Greece	1.6
Ireland	2.3
Israel	1.5
Italy	2.6
Japan	31.7
Country	% of Long-Term Investments
Lithuania	1.0
Netherlands	1.1
South Korea	0.5
Spain	6.9
Sweden	5.1
Switzerland	3.2
Taiwan	1.2
United Kingdom	14.5
Uruguay	0.8
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,135,264	$1,752,965	$5,041,393	$6,794,358
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.750%	10/31/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.